Commitments And Contingencies (Third-Party Power Purchase Agreements) (Details)	12 Months Ended
Dec. 31, 2012
Third-Party Power Purchase Agreements [Line Items]
Long term contract for purchase of electric power, number of QF's	180
Qualifying Facilities [Member]
Third-Party Power Purchase Agreements [Line Items]
Long term contract for purchase of electric power, date of contract expiration, beginning date	2013
Long term contract for purchase of electric power, date of contract expiration, ending date	2028
Renewable Energy Power Purchase Agreements [Member]
Third-Party Power Purchase Agreements [Line Items]
Minimum eligible renewable resources of total retail sales for purchasing renewable energy	33.00%